Document and Entity Information Document	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	BioMarin Pharmaceutical Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26727
Entity Tax Identification Number	68-0397820
Entity Address, Address Line One	770 Lindaro Street
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	415
Local Phone Number	506-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001048477